Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

Note 6. Inventories:

The cost of approximately 70% and 71% of inventories in 2011 and 2010, respectively, was determined using the LIFO method. The stated LIFO amounts of inventories were approximately $0.6 billion and $0.7 billion lower than the current cost of inventories at December 31, 2011 and 2010, respectively.